Long-Term Debt (Summary of Long-Term Debt) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	May. 06, 2015	Jun. 30, 2014	Jul. 02, 2012
Debt Instrument [Line Items]
Debt obligations	$ 3,744.1	$ 3,752.4		$ 3,260.8
Unamortized debt issuance costs	(66.2)	(71.0)		(89.4)
Carrying value of debt	3,666.3	3,668.7		3,150.8
Less current portion	(16.5)	(16.5)		(20.5)
Long-term debt, less current portion	3,649.8	3,652.2		3,130.3
Term Loan Facility due 2021 [Member]
Debt Instrument [Line Items]
Debt obligations	1,638.5	1,646.8		2,010.8
Unamortized discount on Term Loan Facility	(18.3)	(19.8)		(20.6)	$ (30.0)
Carrying value of debt	1,620.2	1,627.0		1,990.2
Secured Debt [Member] | 8.125% Senior First Priority Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt obligations				750.0
Unsecured Debt [Member]
Debt Instrument [Line Items]
Unamortized premium on 6.00% Senior Unsecured Notes	6.7	7.1
Unsecured Debt [Member] | 10.125% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt obligations	325.6	325.6		$ 500.0
Unsecured Debt [Member] | 6.00% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt obligations	1,430.0	1,430.0
Unsecured Debt [Member] | 6.375% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Debt obligations	$ 350.0	$ 350.0	$ 344.5